Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand	$ 5	$ 4
Cash in bank	54,898	41,084
Time deposits	18,047	2,382
Total cash and cash equivalents	$ 72,950	$ 43,470	$ 27,666	$ 29,527